Consolidated Statements of Operations and Other Comprehensive Income (Loss) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Expenses
Research and development	$ 3,129	$ 12,535	$ 8,674
General and administrative expenses	4,254	5,664	7,901
Loss from operations	(7,383)	(18,199)	(16,575)
Change in fair value of warrant liability	(388)	6,868	33
Change in fair value of deferred purchase price payable - Tarus and deferred obligation - iOx milestone		11,305	2,711
Gain on settlement with Parexel – iOx CRO	946
Loss on Registered Direct Offering		(2,432)
Offering costs		(662)
Impairment loss - iOx IPR&D		(57,890)	(59,320)
Impairment loss - Tarus IPR&D		(23,615)	(4,585)
Impairment loss - Goodwill			(43,862)
Impairment loss - Stimunity		(1,002)	(818)
Impairment loss - Saugatuck		(178)
Commitment fee under Committed Purchase Agreement		(839)
Share of loss in associate accounted for using equity method		(233)	(260)
Gain on dissolution of investment in associate		27
Gain from sale of investment in public company		725
Foreign exchange transaction gain (loss)	(7)	7	(53)
Depreciation expense	(35)	(54)	(1)
Interest income	89	274	217
Interest expense	(3)	(32)	(9)
Loss before provision for income taxes	(6,781)	(85,930)	(122,522)
Income tax benefit	3	10,548	17,856
Net loss	(6,778)	(75,382)	(104,666)
Other comprehensive loss
Net unrealized loss on investments		(38)	(5,283)
Total comprehensive loss for year	(6,778)	(75,420)	(109,949)
Net loss attributable to:
Owners of the Company	(6,767)	(75,339)	(104,611)
Non-controlling interest	(11)	(43)	(55)
Comprehensive loss attributable to:
Owners of the Company	(6,767)	(75,377)	(109,894)
Non-controlling interest	$ (11)	$ (43)	$ (55)
Loss per share
Loss per share, Basic	$ (5.72)	$ (77.83)	$ (129.79)
Loss per share, Diluted	$ (5.72)	$ (77.83)	$ (129.79)
Weighted average shares outstanding
Weighted average shares outstanding, Basic	1,183	968	806
Weighted average shares outstanding, Diluted	1,183	968	806